SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN (Details) - Restricted Stock Units (RSUs) [Member] - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Share Units, Beginning balance	24,619	27,609
Restricted Share Units, Granted	4,748	17,769
Restricted Share Units, Vested and Issued	(3,564)	(19,376)
Restricted Share Units, Forfeited	(306)	(1,383)
Restricted Share Units, Ending balance	25,497	24,619